INVENTORY (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of inventory
	2016	2015

Computers	$14,478	$18,154
Monitors	38,013	44,131
Printers	2,860	979
Charging stations	17,040	–
Parts and enclosures	31,433	2,594
General	42,574	35,151
	$146,398	$101,009